INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	NOTE 7 - INTANGIBLE ASSETS Intangible assets:
	December 31,
	2017	2016
Customer relationships
Cost	$1,342	$1,342
Accumulated amortization	(297)	(163)
Amortized cost	$1,045	$1,179